Invested Assets and Investment Income - Schedule of Carrying Values and Fair Values of Invested Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	$ 26,167	$ 20,300	$ 16,215
Debt securities	218,724	198,122
Public equities	23,722	22,851
Mortgages	50,207	49,376
Private placements	40,756	37,979
Policy loans	6,398	6,471
Loans to bank clients	1,976	1,740
Real estate	12,832	12,928
Total invested assets	410,977	378,527
Other invested assets	30,195	28,760
FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	2,079	1,859
Debt securities	128,297	116,044
Public equities	22,071	20,060
Total invested assets	223,539	203,627
AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	18,314	13,084
Debt securities	6,566	5,285
Public equities	1,651	2,791
Total invested assets	55,716	47,789
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	5,774	5,357
Public equities	0
Mortgages	50,207	49,376
Private placements	40,756	37,979
Policy loans	6,398	6,471
Loans to bank clients	1,976	1,740
Total invested assets	131,722	127,111
Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	26,167	20,300
Public equities	23,722	22,851
Mortgages	54,230	51,450
Private placements	47,890	41,743
Policy loans	6,398	6,471
Loans to bank clients	1,982	1,742
Total invested assets	424,164	386,496
Canadian government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	25,215	23,361
Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	20,667	18,582
Canadian government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	4,548	4,779
Canadian government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	25,215	23,361
U.S. government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	31,236	28,252
U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	11,449	11,031
U.S. government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	19,787	17,221
U.S. government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	31,236	28,252
Other government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	24,345	21,743
Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	19,732	17,383
Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	4,613	4,360
Other government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	24,345	21,743
Corporate [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	134,863	121,329
Corporate [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	128,297	116,044
Corporate [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	6,566	5,285
Corporate [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	134,863	121,329
Mortgage/asset-backed securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	3,065	3,437
Mortgage/asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2,916	3,267
Mortgage/asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	149	170
Mortgage/asset-backed securities [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	3,065	3,437
Real estate own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	1,850
Other invested assets		1,926
Real estate own use property [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	1,850
Other invested assets		1,926
Real estate own use property [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	3,017
Other invested assets		3,275
Investment property [member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	10,982
Other invested assets		11,002
Investment property [member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	10,982
Other invested assets		11,002
Investment property [member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	10,982
Other invested assets		11,002
Alternative long-duration assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	26,172	24,843
Alternative long-duration assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	16,183	15,252
Alternative long-duration assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	88	99
Alternative long-duration assets [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	9,901	9,492
Alternative long-duration assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	27,029	25,622
Various other [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	4,023	3,917
Various other [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	145	149
Various other [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	3,878	3,768
Various other [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	$ 4,023	$ 3,918